Related party and employee transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due from related party	$ 125,374,349	$ 820,089
Advances to employees	50,057	59,226
Acquisitions of Land in Xi''an [Member]
Related Party Transaction [Line Items]
Amounts due from related party	104,410,477
Director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	8,145,311	9,690,085	3,078,519
Yong Cui [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		300,000	600,000
Omer Ozden [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 112,426